DUE FROM FACTOR (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Due From Factor
SCHEDULE OF DUE TO/ FROM FACTOR

Due to/from factor consist of the following:

	September 30,	December 31,
	2024	2023
Outstanding receivables:
Without recourse	$916,045	$808,233
With recourse	18,994	99,055
Matured funds and deposits	55,043	65,321
Advances	(551,813)	(483,187)
Credits due customers	—	(151,611)
	$438,269	$337,811

Due to/from factor consist of the following:

	December 31,
	2023	2022
Outstanding receivables:
Without recourse	$808,233	$1,680,042
With recourse	99,055	65,411
Matured funds and deposits	65,321	81,055
Advances	(483,187)	(632,826)
Credits due customers	(151,611)	(354,282)
	$337,811	$839,400